Cover	Jun. 14, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41178
Entity Registrant Name	REVELSTONE CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001874218
Entity Tax Identification Number	87-1511157
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14350 Myford Road
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92606
City Area Code	949
Local Phone Number	751-7518
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	RCACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	RCAC
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock for $11.50 per share [Member]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	RCACW
Security Exchange Name	NASDAQ